Note C - Securities - Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale, amortized cost	$ 104,867	$ 102,455
Securities available for sale, gross unrealized gains	100	300
Securities available for sale, gross unrealized losses	(2,803)	(1,630)
Securities available for sale	102,164	101,125
US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale, amortized cost	16,837	13,622
Securities available for sale, gross unrealized gains	8
Securities available for sale, gross unrealized losses	(215)	(149)
Securities available for sale	16,630	13,473
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale, amortized cost	88,030	88,833
Securities available for sale, gross unrealized gains	92	300
Securities available for sale, gross unrealized losses	(2,588)	(1,481)
Securities available for sale	$ 85,534	$ 87,652